Income Tax - Schedule of Reconciliation Between Effective And Theoretical Income Tax (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (income) [abstract]
Loss before tax		€ (17,204)	€ (28,640)	€ (37,427)
Tax disallowed expenses		1,092	967	269
Share-based payment		€ 2,782	€ 2,775	€ 3,595
Nominal tax rate		25.00%	29.58%	29.58%
Tax income at nominal taxe rate	[1]	€ 3,333	€ 7,365	€ 9,928
Deferred Tax assets not recognized		(3,333)	(7,357)	(9,928)
Effective tax expense		€ 0	€ 8	€ 0
Effective tax rate		0.00%	0.00%	0.00%

[1]	The difference in foreign tax rate in the US (22.83%) compared to the Belgian rate (29.58%) is not distinctively disclosed in this table due to non-materiality of the operations of the Group’s subsidiary Celyad Inc.